SP Funds S&P Global REIT Sharia ETF

Schedule of Investments

February 28, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS – 99.7%	Shares	Value
AKIS Gayrimenkul Yatirimi AS	852,796	$157,845
Arena REIT	292,621	667,819
AvalonBay Communities, Inc.	77,828	17,603,137
Avrupakent Gayrimenkul Yatirim Ortakligi AS	61,797	108,120
Axis Real Estate Investment Trust	1,028,625	417,213
BWP Trust	424,624	913,624
Camden Property Trust	61,944	7,684,773
Charter Hall Group	363,129	3,865,909
Citicore Energy REIT Corp.	1,922,740	104,107
CubeSmart	166,133	6,857,970
Dexus Industria REIT	163,313	276,234
EastGroup Properties, Inc.	35,975	6,578,029
Equinix, Inc.	20,324	18,385,497
Equity LifeStyle Properties, Inc.	111,691	7,659,769
Equity Residential	103,321	7,663,318
First Industrial Realty Trust, Inc.	98,808	5,639,961
Goodman Group	851,658	16,581,936
IGB Real Estate Investment Trust	1,036,612	524,984
IMPACT Growth Real Estate Investment Trust	445,339	134,231
Kizilbuk Gayrimenkul Yatirim Ortakligi AS(a)	308,984	48,138
Mid-America Apartment Communities, Inc.	45,678	7,679,385
MREIT, Inc.	821,278	190,901
Ozak Gayrimenkul Yatirim Ortakligi(a)	289,209	89,877
PotlatchDeltic Corp.	53,429	2,480,708
Prologis, Inc.	158,694	19,665,360
Rayonier, Inc.	97,989	2,595,729
Rexford Industrial Realty, Inc.	161,474	6,672,106
RL Commercial REIT, Inc.	3,923,728	419,487
SITE Centers Corp.	37,998	532,352
Terreno Realty Corp.	74,281	5,037,737
Torunlar Gayrimenkul Yatirim Ortakligi AS	110,351	162,403
Weyerhaeuser Co.	254,389	7,657,109
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $143,235,881)		155,055,768

COMMON STOCKS – 0.2%
Private Equity – 0.2%
Servet Gayrimenkul Yatirim Ortakligi AS(a)	10,711	56,543
Ziraat Gayrimenkul Yatirim Ortakligi AS	656,067	328,191
TOTAL COMMON STOCKS (Cost $272,995)		384,734

TOTAL INVESTMENTS - 99.9% (Cost $143,508,876)		155,440,502
Other Assets in Excess of Liabilities - 0.1%		141,494
TOTAL NET ASSETS - 100.0%		$155,581,996

two

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

SP Funds S&P Global REIT Sharia ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts	$155,055,768	$—	$—	$155,055,768
Common Stocks	384,734	—	—	384,734
Total Investments	$155,440,502	$—	$—	$155,440,502

Refer to the Schedule of Investments for further disaggregation of investment categories.